Basis of Preparation	6 Months Ended
Jun. 30, 2020
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Basis of Preparation	Basis of preparation
These unaudited Condensed Consolidated Interim Financial Statements ("Interim Statements") of Royal Dutch Shell plc (“the Company”) and its subsidiaries (collectively referred to as “Shell”) have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) and as adopted by the European Union, and on the basis of the same accounting principles as those used in the Annual Report and Accounts (pages 190 to 238) and Form 20-F (pages 142 to 189) for the year ended December 31, 2019 as filed with the Registrar for Companies for England and Wales and the US Securities and Exchange Commission, respectively, and should be read in conjunction with these filings.
Going concern
These unaudited Interim Statements have been prepared on the going concern basis of accounting. In assessing the appropriateness of the going concern assumption, management have stressed Shell’s most recent financial projections to incorporate a range of potential future outcomes by considering Shell’s principal risks, further potential downside pressures on commodity prices and cash preservation measures, including reduced future operating costs, capital expenditure and dividend distributions. This assessment confirmed that Shell has adequate resources to continue its operations for at least 12 months from the approval of the unaudited Condensed Consolidated Interim Financial Statements. Therefore, the Directors consider it appropriate to continue to adopt the going concern basis of accounting in preparing these unaudited Condensed Consolidated Interim Financial Statements.
The financial information presented in the unaudited Interim Statements does not constitute statutory accounts within the meaning of section 434(3) of the Companies Act 2006 (“the Act”). Statutory accounts for the year ended December 31, 2019 were published in Shell’s Annual Report and Accounts, a copy of which was delivered to the Registrar of Companies for England and Wales, and in Shell's Form 20-F. The auditor’s report on those accounts was unqualified, did not include a reference to any matters to which the auditor drew attention by way of emphasis without qualifying the report and did not contain a statement under sections 498(2) or 498(3) of the Act.
Key accounting considerations related to COVID-19 and the macroeconomic environment.
Significant estimates
Future commodity price assumptions and management's view on the future development of refining margins represent a significant estimate and both were subject to change in the second quarter 2020, resulting in the recognition of impairments. The tax impact of impairments in the second quarter 2020 has been fully recognised in deferred tax positions as of June 30, 2020. See Note 7.

After finalisation of the operating plan later in 2020 the overall deferred tax position will be reviewed.

The retirement benefits remeasurements, recognised in the Consolidated Statement of Comprehensive Income, reflect the decrease in the weighted average discount rate applied caused by falling credit spreads and increasing market estimates of future inflation.

The discount rate applied to provisions is reviewed on a regular basis. Following the significant decrease in capital markets rates in 2020 the discount rate was reviewed and adjusted in the second quarter 2020. See footnote 3 to the Condensed Consolidated Balance Sheet.